UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy L. Domini

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2007

Item 1.

Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2007	JANUARY 31, 2007 (UNAUDITED)

DOMINI SOCIAL EQUITY TRUST
DOMINI EUROPEAN SOCIAL EQUITY TRUST
DOMINI PACASIA SOCIAL EQUITY TRUST
DOMINI EUROPACIFIC SOCIAL EQUITY TRUST
EACH A SERIES OF:
DOMINI SOCIAL TRUST

TABLE OF CONTENTS

Fund Holdings
2	Domini Social Equity Trust
6	Domini European Social Equity Trust
10	Domini PacAsia Social Equity Trust
15	Domini EuroPacific Social Equity Trust
21	Expense Example
23	Financial Statements
Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini EuroPacific Social Equity Trust
36	Board of Trustees’ Consideration of Management and Submanagement Agreements
41	Proxy Voting Information
41	Quarterly Portfolio Schedule Information

The table and bar chart below provide information as of January 31, 2007, about the ten largest holdings of the Domini Social Equity Trust and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

COMPANY	% NET ASSETS
Citigroup Inc	4.35%
AT&T Inc	4.18%
Bank of America Corporation	3.73%
Johnson & Johnson	3.62%
Intl Business Machines Corp	3.47%
JP Morgan Chase & Co	3.35%
Hewlett-Packard Company	2.94%
Goldman Sachs Group Inc	2.77%
Merck & Co. Inc	2.67%
Microsoft Corp	2.38%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

______________

The holdings mentioned above are described in the Domini Social Equity Trust’s Portfolio of Investments at January 31, 2007, included herein. The composition of the Trust’s portfolio is subject to change.

DOMINI SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Consumer Discretionary – 11.5%
American Eagle
Outfitters Inc	375,750	$12,166,785
AutoZone, Inc. (a)	54,047	6,789,925
Best Buy Co., Inc.	858	43,243
Bright Horizons Family Solutions, Inc. (a)	443	17,352
CBS Corporation, Class B	989,200	30,833,364
Comcast Corporation, Class A (a)	112,700	4,994,864
Disney (Walt) Company (The)	5,337	187,702
Family Dollar Stores Inc.	123,071	3,987,500
Gap Inc.	2,187	41,925
Home Depot, Inc. (The)	3,344	136,235
Horton (D.R.), Inc.	1,975	57,394
Interface, Inc., Class A (a)	1,268	19,299
Johnson Controls, Inc.	818	75,632
Kohl's Corporation (a)	385,100	27,307,441
Limited Brands	868	24,252
Lowe's Companies, Inc.	2,686	90,545
McDonald's Corporation	168,474	7,471,822
McGraw-Hill Companies	1,512	101,425
Meredith Corporation	623	36,732
NIKE, Inc., Class B	1,194	117,979
Nordstrom, Inc.	403,603	22,484,723
Penney (J.C.) Company, Inc.	111,417	9,051,517
Pulte Homes, Inc.	1,594	54,738
Radio One, Inc. (a)	2,279	16,682
Scholastic Corporation (a)	310,022	10,959,278
Staples, Inc. (a)	1,858	47,788
Starbucks Corporation (a)	2,378	83,087
Target Corporation	1,736	106,521
Time Warner, Inc.	9,376	205,053
Washington Post Company, Class B	95	72,457
Wendy's International, Inc.	1,823	61,909
Whirlpool Corporation	222,063	20,303,220
		157,948,389
Consumer Staples – 8.7%
Avon Products, Inc.	1,706	58,669
Campbell Soup Company	703,695	27,078,184
Church & Dwight Co., Inc.	585	$26,506
Coca-Cola Company	327,684	15,689,510
Colgate-Palmolive Company	1,796	122,667
CVS Corporation	1,905	64,103
Estee Lauder Companies, Inc. (The), Class A	619,149	29,409,578
Green Mountain Coffee, Inc. (a)	322	19,034
Hershey Foods Corporation	1,736	88,605
Kimberly-Clark Corporation	1,456	101,046
Kroger Company	1,228,977	31,461,811
PepsiCo, Inc.	4,153	270,942
Procter & Gamble Company	233,101	15,121,262
Smucker (J.M.) Company	1,241	58,935
SunOpta Inc. (a)	2,500	27,150
United Natural Foods, Inc. (a)	732	24,185
Walgreen Company	1,964	88,969
Wild Oats Markets, Inc. (a)	1,259	18,294
		119,729,450
Energy – 5.3%
Anadarko Petroleum
Corporation	4,618	202,038
Apache Corporation	5,462	398,562
Devon Energy Corporation	3,970	278,257
EOG Resources, Inc.	3,008	207,943
Metretek Technologies, Inc. (a)	1,700	22,100
Noble Energy, Inc.	101,183	5,404,184
Overseas Shipholding Group, Inc.	335,900	20,869,467
Unit Corporation (a)	494,200	23,958,816
XTO Energy Inc.	427,716	21,586,827
		72,928,194
Financials – 27.0%
Allstate Life Insurance Company	58,200	3,501,312
American Express Company	3,876	225,661
Assurant, Inc.	218,600	12,149,788

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Financials (Continued)
Bank of America Corporation	979,600	$51,507,368
Chubb Corporation	191,666	9,974,299
Citigroup Inc.	1,087,400	59,948,361
Fannie Mae	336,116	19,000,637
FirstFed Financial Corp. (a)	94,000	6,481,300
Freddie Mac	2,222	144,274
Goldman Sachs Group, Inc. (The)	180,300	38,252,448
Hartford Financial Services Group (The)	104,738	9,940,684
Heartland Financial USA, Inc.	498	14,238
KeyCorp	89,592	3,419,727
Lehman Brothers Holdings Inc.	2,000	164,480
Medallion Financial Corp.	1,275	14,395
Morgan (J.P.) Chase & Co.	906,630	46,174,666
Nationwide Financial Services, Inc., Class A	441,000	24,100,650
PMI Group, Inc. (The)	342,500	16,378,350
Popular Inc.	4,111	75,067
Principal Financial Group, Inc.	321,360	19,798,990
Prudential Financial, Inc.	3,200	285,216
St. Paul Travelers Companies, Inc. (The)	447,852	22,773,273
SunTrust Banks, Inc.	323,626	26,893,320
U.S. Bancorp	5,163	183,803
Wachovia Corporation	4,083	230,690
Washington Mutual, Inc.	4,331	193,119
Wells Fargo & Company	6,826	245,190
		372,071,306
Health Care – 11.4%
Amgen, Inc. (a)	150,766	10,609,403
Applera Corp.-Applied Biosystems Group	136,000	4,727,360
Baxter International, Inc.	425,322	21,121,491
Becton Dickinson and Company	2,202	169,422
Conceptus, Inc. (a)	1,100	25,509
Forest Laboratories, Inc. (a)	69,586	3,904,470
Genentech, Inc. (a)	1,600	139,792
Gilead Sciences (a)	77,605	4,991,554
Invacare Corporation	1,260	27,203
Johnson & Johnson	747,024	$49,901,203
Medtronic, Inc.	3,455	184,670
Merck & Co., Inc.	823,602	36,856,190
Thermo Fisher Scientific (a)	246,581	11,798,901
Zimmer Holdings, Inc. (a)	146,743	12,358,695
		156,815,863
Industrials – 6.6%
3M Company	2,664	197,935
Baldor Electric Company	1,190	42,031
Brady Corporation, Class A	654	24,492
Cooper Industries, Inc., Class A	1,193	109,028
Cummins, Inc.	199,916	26,900,697
Donnelley (R.R.) & Sons Company	2,118	78,578
Emerson Electric Company	4,408	198,228
Evergreen Solar, Inc (a)	1,700	14,264
FedEx Corporation	628	69,331
Fuel Tech, Inc. (a)	700	20,153
FuelCell Energy, Inc. (a)	2,600	17,186
Granite Construction Incorporated	737	39,474
Herman Miller, Inc.	896	33,690
Illinois Tool Works, Inc.	2,800	142,772
JetBlue Airways Corporation (a)	2,293	31,368
Kadant Inc. (a)	627	17,148
Monster Worldwide (a)	835	41,257
Navistar International Corporation (a)	263,000	11,635,120
PACCAR Inc.	146,700	9,809,829
Pitney Bowes, Inc.	1,457	69,747
Ryder System, Inc.	479,584	26,156,511
Southwest Airlines Co.	3,478	52,518
Tennant Company	1,296	40,072
Trex Company, Inc. (a)	888	23,763
United Parcel Service, Inc., Class B	1,873	135,380
YRC Worldwide Inc. (a)	344,779	15,290,949
		91,191,521
Information Technology – 17.0%
Alliance Data Systems Corporation (a)	89,100	6,052,563
Apple Computer, Inc. (a)	1,312	112,478
Applied Materials, Inc.	740,100	13,121,973

DOMINI SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Cisco Systems, Inc. (a)	8,816	$234,417
Dell Inc. (a)	4,184	101,462
eBay Inc. (a)	2,176	70,481
Google Inc., Class A (a)	300	150,390
Hewlett-Packard Company	935,847	40,503,458
Intel Corporation	10,039	210,417
International Business Machines Corporation	482,800	47,869,619
Itron, Inc. (a)	445	25,650
Jabil Circuit, Inc.	1,500	35,985
Juniper Networks, Inc. (a)	1,900	34,428
LAM Research Corporation (a)	338,900	15,525,009
Lexmark International Group, Inc. (a)	353,850	22,303,166
MEMC Electronic Materials, Inc. (a)	93,000	4,873,200
Micron Technology, Inc. (a)	1,283,052	16,615,523
Microsoft Corporation	1,065,852	32,892,193
Motorola, Inc.	5,000	99,250
Power Integrations, Inc. (a)	600	13,608
Qualcomm, Inc.	3,434	129,324
SunPower Corporation (a)	400	17,720
Symantec Corporation (a)	1,276,846	22,612,943
Texas Instruments, Inc.	3,628	113,157
Western Digital Corporation (a)	526,800	10,325,280
Xerox Corporation (a)	3,698	63,606
		234,107,300
Materials – 1.3%
Airgas, Inc.	1,159	48,238
Ecolab, Inc.	1,757	77,132
International Paper Company	3,000	101,100
MeadWestvaco Corp.	2,666	$80,353
Nucor Corporation	156,016	10,069,272
Rock-Tenn Company, Class A	592	19,370
Rohm & Haas Company	1,510	78,611
Schnitzer Steel Industries Inc., Class A	1,269	48,857
Sonoco Products Company	1,260	48,510
Valspar Corporation	320,998	9,045,724
		19,617,167
Telecommunication Services – 6.0%
Alltel Corporation	74,900	4,590,621
AT&T Inc.	1,531,204	57,619,206
CenturyTel, Inc.	451,900	20,263,196
Sprint Corp. – FON Group	5,159	91,985
Verizon Communications	5,138	197,916
		82,762,924
Utilities – 4.5%
Energen Corporation	363,147	16,806,443
OGE Energy Corporation	430,182	16,656,647
ONEOK, Inc.	294,500	12,636,995
UGI Corporation	563,800	15,453,758
WGL Holdings	8,577	271,291
		61,825,134
Total Investments — 99.3%
(Cost $1,215,349,476)		1,368,997,248
Other Assets, less liabilities — 0.7%		10,193,118
Net Assets — 100.0%		$1,379,190,366

______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $1,330,674,418. The aggregate gross unrealized appreciation is $53,931,600 and the aggregate gross unrealized depreciation is $15,608,770, resulting in net unrealized appreciation of $38,322,830.

SEE NOTES TO FINANCIAL STATEMENTS

The table and bar chart below provide information as of January 31, 2007, about the ten largest holdings of the Domini European Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

COMPANY	% NET ASSETS
Vivendi SA	3.14%
Statoil ASA	2.85%
ING Groep NV-CVA	2.69%
National Grid PLC	2.60%
Muenchener Rueckver AG -Reg	2.43%
BNP Paribas	2.36%
Royal Bank of Scotland Group	2.34%
Barclays PLC	2.32%
GlaxoSmithKline PLC	2.30%
Societe Generale	2.20%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________

The holdings mentioned above are described in the Domini European Social Equity Trust’s Portfolio of Investments at January 31, 2007, included herein. The composition of the Trust’s portfolio is subject to change.

DOMINI EUROPEAN SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Austria – 2.5%
Immoeast AG (a)	Real Estate	21,431	$320,258
Immofinanz AG (a)	Real Estate	51,163	774,536
OMV AG (a)	Energy	2,399	128,031
Voestalpine AG (a)	Materials	26,200	1,511,624
			2,734,449
Belgium – 5.3%
Bekaert NV	Capital Goods	1,417	173,176
Belgacom SA	Telecommunication Services	41,267	1,862,912
Fortis	Diversified Financials	56,680	2,373,094
Omega Pharma SA (a)	Health Care Equipment & Services	19,098	1,529,962
			5,939,144
Denmark – 1.1%
Dampskibsselskabet Torm AS (a)	Energy	14,326	917,517
Danske Bank A/S (a)	Banks	7,856	360,756
			1,278,273
Finland – 4.2%
Kesko OYJ – B shares (a)	Food & Staples Retailing	37,695	2,003,395
Nokia OYJ (a)	Technology Hardware & Equipment	63,202	1,378,926
Rautaruukki OYJ (a)	Materials	26,846	1,055,272
Sampo Insurance Co – A shares	Insurance	10,454	284,323
			4,721,916
France – 16.0%
AGF – Assur Gen De France (a)	Insurance	12,227	1,990,813
Air France – KLM (a)	Transportation	17,310	776,475
BNP Paribas (a)	Banks	23,573	2,620,562
CNP Assurances	Insurance	7,311	834,600
Lafarge SA (a)	Materials	10,873	1,660,148
Michelin(CGDE) – B (a)	Automobiles & Components	5,884	536,747
Sanofi – Aventis (a)	Pharma, Biotech & Life Sciences	11,540	1,010,707
Schneider Electric SA	Capital Goods	630	75,848
Societe Generale (a)	Banks	13,880	2,443,928
Ste Des Ciments Francais – A (a)	Materials	3,576	784,385
Vinci S.A.	Capital Goods	11,533	1,579,583
Vivendi SA (a)	Media	85,013	3,488,647
			17,802,443
Germany – 10.7%
Allianz SE – Reg (a)	Insurance	891	177,146
Celesio AG (a)	Health Care Equipment & Services	28,907	1,644,141
Continental AG	Automobiles & Components	4,491	541,915
Deutsche Lufthansa – Reg (a)	Transportation	47,766	1,332,012
Deutsche Telekom AG – Reg	Telecommunication Services	72,037	1,263,714
Epcos AG	Technology Hardware & Equipment	63,738	1,167,823
Fresenius AG	Health Care Equipment & Services	9,479	1,904,653
Linde AG	Materials	3,975	424,486

DOMINI EUROPEAN SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Germany (continued)
Muenchener Rueckver AG – Reg (a)	Insurance	17,158	$2,697,812
ProSieben Sat.1 Media AG	Media	21,065	707,042
			11,860,744
Hungary – 0.1%
MOL Magyar Olaj – es Gazipari	Energy	1,003	102,980
			102,980
Ireland – 2.0%
Bank Of Ireland	Banks	55,046	1,226,016
Fyffes PLC	Food & Staples Retailing	683,198	976,560
			2,202,576
Italy – 5.4%
Banca Popolare Emilia
Romagna (a)	Banks	20,412	546,402
Banche Popolari Unite Scrl (a)	Banks	40,539	1,144,175
Banco Popolare Di Verona E N (a)	Banks	24,241	759,779
Benetton Group SPA (a)	Consumer Durables & Apparel	56,546	975,062
Fiat SPA (a)	Automobiles & Components	76,275	1,648,292
Pirelli & Co.	Capital Goods	843,562	870,356
			5,944,066
Netherlands – 5.3%
Aegon NV	Insurance	43,095	842,797
Fugro NV – CVA	Energy	16,079	761,372
ING Groep NV – CVA	Diversified Financials	68,544	2,988,282
Koninkijke KPN NV	Telecommunication Services	87,899	1,262,135
			5,854,586
Norway – 5.8%
Bergesen Worldwide
Gas ASA	Energy	36,200	434,929
DNB Nor ASA (a)	Banks	13,665	204,434
Norsk Hydro ASA (a)	Energy	50,628	1,630,828
Petroleum Geo – Services (a)	Energy	5,067	117,914
Statoil ASA (a)	Energy	118,967	3,162,601
Tandberg ASA (a)	Technology Hardware & Equipment	25,104	416,850
Telenor ASA (a)	Telecommunication Services	23,978	484,292
			6,451,848
Poland – 0.3%
Polska Grupa
Farmaceutyczna	Health Care Equipment & Services	8,317	208,950
PROKOM Software SA	Software & Services	2,768	151,125
			360,075
Spain – 2.0%
Banco Bilbao Vizcaya Argenta	Banks	68,825	1,703,730
Corporacion Financiera Alba	Diversified Financials	4,480	309,997
Telefonica SA	Telecommunication Services	10,472	227,931
			2,241,658
Sweden – 3.2%
Axfood AB (a)	Food & Staples Retailing	31,620	1,184,465
Electrolux AB – Ser B (a)	Consumer Durables & Apparel	11,500	217,042

DOMINI EUROPEAN SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Sweden (continued)
Industrivarden AB – C shares	Diversified Financials	17,400	$668,025
Investor AB – B shares	Diversified Financials	13,400	323,098
Nordea AB (a)	Banks	61,223	954,255
SSAB Svenskt Stal AB – Ser A (a)	Materials	7,050	170,494
			3,517,379
Switzerland – 5.1%
Baloise Holding – AG (a)	Insurance	8,673	875,085
Novartis AG – Reg Shs (a)	Pharma, Biotech & Life Sciences	26,924	1,543,847
Rieter Holding AG (a)	Automobiles & Components	2,895	1,654,219
Roche Holding AG (a)	Pharma, Biotech & Life Sciences	3,515	658,323
Swisscom AG – Reg (a)	Telecommunication Services	2,376	884,478
			5,615,952
United Kingdom – 28.3%
3i Group PLC	Diversified Financials	43,411	896,462
Aggreko PLC	Commercial Services & Supplies	170,621	1,482,008
Alliance Boots PLC	Food & Staples Retailing	15,165	239,550
Arriva PLC	Transportation	47,675	670,964
Aviva PLC	Insurance	63,993	1,028,384
Barclays PLC	Banks	177,780	2,575,100
Barratt Developments PLC	Consumer Durables & Apparel	56,469	1,306,493
Bellway PLC	Consumer Durables & Apparel	11,578	319,545
BG Group PLC	Energy	38,952	509,695
Bradford and Bingley	Banks	57,614	515,657
BT Group PLC	Telecommunication Services	263,647	1,579,152
Firstgroup PLC	Transportation	169,611	1,807,721
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	95,715	2,557,362
HSBC Holdings PLC	Banks	47,643	862,622
Inchcape PLC	Retailing	21,282	220,368
Man Group PLC	Diversified Financials	147,075	1,539,463
Marks & Spencer Group PLC	Retailing	58,277	771,123
National Grid PLC	Utilities	191,882	2,884,530
Next PLC	Retailing	26,289	1,004,976
Northern Rock PLC	Banks	8,586	197,305
Resolution PLC	Insurance	38,860	495,941
Royal Bank Of Scotland Group	Banks	64,856	2,596,109
Scottish Power PLC	Utilities	112,199	1,640,549
Severn Trent PLC	Utilities	49,950	1,383,476
Standard Life PLC (a)	Insurance	151,181	870,010
Taylor Woodrow PLC	Consumer Durables & Apparel	15,247	121,467
Whitbread PLC (a)	Consumer Services	7,826	248,315
George Wimpey PLC	Consumer Durables & Apparel	100,048	1,053,587
			31,377,934
Total Investments — 97.3% (cost $91,005,011) (b)			108,006,023
Other Assets, less liabilities — 2.7%			3,001,325
Net Assets — 100.0%			$111,007,348

______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $91,030,355. The aggregate gross unrealized appreciation is $17,405,297 and the aggregate gross unrealized depreciation is $429,629, resulting in net unrealized appreciation of $16,975,668.

SEE NOTES TO FINANCIAL STATEMENTS

The table and bar chart below provide information as of January 31, 2007, about the ten largest holdings of the Domini PacAsia Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

COMPANY	% NET ASSETS
Honda Motor Co Ltd	3.79
Fuji Film Holdings Corp	3.10
Nippon Telegraph & Telephone	2.98
Dai Nippon Printing Co Ltd	2.54
QBE Insurance Group Ltd	2.53
Resona Holdings Inc	2.34
Toppan Printing Company Ltd	2.31
Mediceo Paltac Holding Co	2.22
Denso Corporation	2.19
Zinifex Ltd	2.18

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________

The holdings mentioned above are described in the Domini PacAsia Social Equity Trust’s Portfolio of Investments at January 31, 2007, included herein. The composition of the Trust’s portfolio is subject to change.

DOMINI PACASIA SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Australia – 11.2%
Amcor Ltd	Materials	2,081	$11,768
Australia and New Zealand Banking Group Lt	Banks	9,097	205,125
Commonwealth Bank Of Australia	Banks	2,310	89,538
Insurance Australia Group Lt	Insurance	42,922	215,111
QBE Insurance Group Ltd	Insurance	12,029	286,984
Sonic Healthcare Ltd	Health Care Equipment & Services	9,155	102,826
Telstra Corp Ltd	Telecommunication Services	19,793	65,006
Westpac Banking Corporation	Banks	2,668	51,810
Zinifex Ltd	Materials	19,509	247,831
			1,275,999
China – 1.9%
Agile Property Holdings Ltd	Real Estate	60,416	49,360
Chaoda Modern Agriculture	Food & Beverage	106,903	75,566
Guangzhou R&F Properties	Real Estate	17,502	33,798
Nine Dragons Paper Holdings	Materials	6,886	11,693
TPV Technology Ltd	Technology Hardware & Equipment	66,223	40,960
			211,377
Hong Kong – 7.5%
Cathay Pacific Airways Ltd	Transportation	18,002	46,336
Chinese Estates Holdings Ltd	Real Estate	48,239	64,244
First Pacific Co	Diversified Financials	58,389	36,264
Great Eagle Holdings Ltd	Real Estate	20,620	67,465
Hang Lung Group Ltd	Real Estate	21,665	74,074
Hang Lung Properties Ltd	Real Estate	8,665	23,635
Henderson Land Development	Real Estate	16,142	93,226
Jardine Matheson Hldgs Ltd	Diversified Financials	1,593	37,436
Jardine Strategic Hldgs Ltd	Diversified Financials	2,359	33,262
Kingboard Chemicals Holdings	Technology Hardware & Equipment	9,553	39,330
Orient Overseas Intl Ltd	Transportation	5,875	39,197
Sun Hung Kai Properties	Real Estate	1,833	22,182
Swire Pacific Ltd ‘A’	Real Estate	7,164	82,245
Techtronic Industries Co	Consumer Durables & Apparel	18,014	27,682
Wharf Holdings Ltd	Real Estate	17,455	64,375
Wheelock & Co Ltd	Real Estate	45,418	97,476
			848,429
India – 1.7%
Gujarat Ambuja Cement	Materials	16,012	49,781
Hindalco Industries – 144A GDR	Materials	23,955	95,549
Infosys Technologies-sp ADR	Software & Services	874	50,692
			196,022

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Indonesia – 0.4%
Astra International Inc	Automobiles & Components	16,408	$26,776
Telekomunikasi TBK Pt	Telecommunication Services	21,966	22,811
			49,587
Japan – 56.2%
Alps Electric Co Ltd	Technology Hardware & Equipment	4,751	49,882
Amada Co Ltd	Capital Goods	22,220	238,071
Asahi Kasei Corporation	Materials	1,640	10,874
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	1,684	71,420
Brother Industries Ltd	Technology Hardware & Equipment	1,000	13,881
Central Japan Railway Co	Transportation	13	138,641
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	18,399	287,789
Daito Trust Construct Co Ltd	Consumer Durables & Apparel	984	47,020
Denso Corporation	Automobiles & Components	6,202	248,162
DENTSU Inc	Media	42	125,000
East Japan Railway Co	Transportation	18	124,554
Eisai Co Ltd	Pharma, Biotech & Life Sciences	451	23,079
Fuji Film Holdings Corp	Consumer Durables & Apparel	8,557	352,297
Fujikura Ltd	Capital Goods	12,578	109,600
Honda Motor Co Ltd	Automobiles & Components	10,958	430,311
Joyo Bank Ltd	Banks	23,491	139,633
Kamigumi Co Ltd	Transportation	2,677	22,441
Kawasaki Kisen Kaisha Ltd	Transportation	25,206	217,552
Konica Minolta Holdings Inc (a)	Technology Hardware & Equipment	15,236	207,329
Kyocera Corporation	Technology Hardware & Equipment	1,627	149,169
Mediceo Paltac Holding Co	Health Care Equipment & Services	13,440	251,667
Mitsui Chemicals Inc	Materials	13,880	111,880
Mitsui Trust Holding Inc	Banks	15,163	165,595
Nintendo Company Ltd	Software & Services	40	11,772
Nippon Paper Group Inc	Materials	22	83,482
Nippon Telegraph & Telephone	Telecommunication Services	68	338,426
Nippon Yusen Kabushiki Kaish	Transportation	17,644	134,635
Nisshin Seifun Group Inc	Food & Beverage	13,542	139,271
Nisshinbo Industries Inc	Consumer Durables & Apparel	11,365	126,090
Nomura Holdings Inc	Diversified Financials	1,800	36,533
NTT Docomo Inc	Telecommunication Services	70	106,481
Orix Corporation	Diversified Financials	49	14,016
Pioneer Corporation	Consumer Durables & Apparel	1,620	22,701
Resona Holdings Inc	Banks	96	265,873
Ricoh Company Limited	Technology Hardware & Equipment	10,503	228,364
SBI Holdings Inc	Diversified Financials	353	136,431
Seiko Epson Corp	Technology Hardware & Equipment	6,510	175,451
Sharp Corp	Consumer Durables & Apparel	2,800	47,569
Shizuoka Bank Ltd	Banks	390	4,040
Sony Corporation	Consumer Durables & Apparel	1,378	63,227
Sumitomo Trust & Bkg	Banks	21,874	233,460
Suzuken Company Limited	Health Care Equipment & Services	358	12,401
Tokyo Steel Mfg Co Ltd	Materials	11,676	173,267

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Japan (continued)
Toppan Printing
Company Ltd	Commercial Services & Supplies	24,406	$261,896
Toyo Seikan Kaisha Limited	Materials	12,487	225,563
			6,376,796
Malaysia – 1.7%
Golden Hope Plantations Bhd	Food & Beverage	10,900	20,240
Kuala Lumpur Kepong BHD	Food & Beverage	3,435	14,621
RHB Capital Berhad	Banks	15,918	16,461
Tenaga Nasional BHD	Utilities	19,456	68,364
YTL Corporation Berhad	Utilities	32,940	69,635
			189,321
New Zealand – 0.1%
Vector Ltd	Utilities	7,535	13,931
			13,931
Philippines – 0.5%
Globe Telecom Inc	Telecommunication Services	1,827	53,801
			53,801
Singapore – 2.2%
Capitamall Trust	Real Estate	2,274	4,796
DBS Group Holdings Ltd.	Banks	6,106	87,424
Jardine Cycle & Carriage Ltd	Retailing	6,884	63,170
United Overseas Bank	Banks	7,899	97,160
			252,550
South Korea – 7.7%
GS Engineering & Construction	Capital Goods	660	54,679
GS Holdings Corp	Energy	3,269	107,983
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	2,180	72,358
Industrial Bank Of Korea	Banks	2,495	45,978
KCC Corp	Capital Goods	50	12,878
Kookmin Bank	Banks	166	13,206
Korea Investment Holdings Co	Diversified Financials	306	13,293
Korea Zinc Co Ltd	Materials	819	72,636
Korea Telecom Corp	Telecommunication Services	2,383	108,582
KT Freetel	Telecommunication Services	1,965	51,343
LG Corp	Capital Goods	2,402	73,093
LG Electronics Inc	Consumer Durables & Apparel	1,375	76,235
Pacific Corp	Household & Personal Products	424	67,552
Shinhan Financial Group Ltd	Banks	1,933	101,013
			870,829
Taiwan – 5.5%
China Steel Corp	Materials	112,363	116,025
Chunghwa Telecom Co Ltd	Telecommunication Services	42,476	81,528
Compal Electronics	Technology Hardware & Equipment	32,000	28,912
Far Eastern Textile	Capital Goods	33,000	27,862
Powerchip Semiconductor Corp	Semiconductors & Semiconductor Equipment	203,536	130,118

DOMINI PACASIA SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Taiwan (continued)
Pro Mos Technologies Inc	Semiconductors & Semiconductor Equipment	287,394	$110,848
Quanta Computer Inc	Technology Hardware & Equipment	25,616	43,255
Siliconware Precision Inds	Semiconductors & Semiconductor Equipment Banks
Taiwan Cooperative Bank		18,656	30,936
Taiwan Mobile Co., Ltd.	Telecommunication Services	61,569	45,064
		17,000	16,470
			631,018
Thailand – 0.7%
Bangkok Bank Pub Co — For Reg	Banks	24,318	78,400
			78,400
Total Investments — 97.3% (Cost $10,970,083) (b)			11,048,060
Other Assets, less liabilities — 2.7%			302,544
Net Assets — 100.0%			$11,350,604

______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income taxes is $10,970,083. The aggregate gross unrealized appreciation is $260,022 and the aggregate gross unrealized depreciation is $182,045, resulting in net unrealized appreciation of $77,977.

144A —	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
ADR —	American Depository Receipt
GDR —	Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

The table and bar chart below provide information as of January 31, 2007, about the ten largest holdings of the Domini EuroPacific Social Equity Trust and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

COMPANY	% NET ASSETS
Allianz SE-Reg	3.00
Societe Generale	2.53
BNP Paribas	2.45
Vivendi SA	2.30
Royal Bank of Scotland Group	2.26
Muenchener Rueckver AG-Reg	2.21
Nippon Telegraph & Telephone	2.20
Severn Trent PLC	2.19
Dai Nippon Printing Co Ltd	2.11
Belgacom SA	1.99

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

______________

The holdings mentioned above are described in the Domini EuroPacific Social Equity Trust’s Portfolio of Investments at January 31, 2007, included herein. The composition of the Trust’s portfolio is subject to change.

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Australia – 2.9%
Insurance Australia Group Lt	Insurance	4,823	$24,171
QBE Insurance Group Ltd	Insurance	1,665	39,723
Sonic Healthcare Ltd	Health Care Equipment & Services	543	6,099
Zinifex Ltd	Materials	3,774	47,943
			117,936
Austria – 3.0%
Immoeast AG (a)	Real Estate	2,560	38,256
Immofinanz AG (a)	Real Estate	4,614	69,849
Oesterreichische Post AG	Transportation	265	12,717
			120,822
Belgium – 3.5%
Belgacom SA	Telecommunication Services	1,798	81,167
Fortis Group	Diversified Financials	462	19,343
Omega Pharma SA	Health Care Equipment & Services	529	42,379
			142,889
China – 0.4%
Chaoda Modern Agriculture	Food & Beverage	19,826	14,014
TPV Technology Ltd	Technology Hardware & Equipment	2,000	1,237
			15,251
Denmark – 0.4%
Sydbank A/S	Banks	324	16,516
			16,516
Finland – 0.6%
Outokumpu OYJ	Materials	637	25,379
			25,379
France – 11.5%
Air France-KLM	Transportation	237	10,631
BNP Paribas	Banks	895	99,495
France Telecom SA	Telecommunication Services	373	10,276
Lafarge SA	Materials	235	35,881
Michelin(CGDE)-Cl B	Automobiles & Components	308	28,096
Sanofi-Aventis	Pharma, Biotech & Life Sciences	722	63,282
Societe Generale	Banks	585	103,004
Vallourec	Capital Goods	93	23,964
Vivendi SA	Media	2,282	93,646
			468,275
Germany – 7.0%
Allianz SE – Reg	Insurance	615	122,271
Deutsche Lufthansa – Reg	Transportation	1,423	39,682
Deutsche Telekom AG – Reg	Telecommunication Services	934	16,385
Epcos AG (a)	Technology Hardware & Equipment	815	14,933
Muenchener Rueckver AG – Reg	Insurance	571	89,780
ProSieben Sat.1 Media AG	Media	76	2,551
			285,602
Hong Kong – 2.3%
Cathay Pacific Airways Ltd	Transportation	3,944	10,152
Chinese Estates Hl	Real Estate	5,848	7,788

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong (continued)
Great Eagle Holdings Ltd	Real Estate	1,809	$5,919
Hang Lung Group Ltd	Real Estate	3,627	12,401
Henderson Land Development	Real Estate	906	5,232
Kingboard Chemicals Holdings	Technology Hardware & Equipment	1,470	6,052
Orient Overseas Intl Ltd	Transportation	532	3,549
Swire Pacific Ltd ’A’	Real Estate	834	9,575
Techtronic Industries Co	Consumer Durables & Apparel	774	1,189
Wharf Holdings Ltd	Real Estate	1,971	7,269
Wheelock & Co Ltd	Real Estate	10,604	22,759
			91,885
Ireland – 1.8%
Bank Of Ireland	Banks	1,138	25,346
Fyffes PLC	Food & Staples Retailing	32,075	45,848
Total Produce PLC (a)	Food & Staples Retailing	2,997	2,804
			73,998
Italy – 3.3%
Fiat SPA (a)	Automobiles & Components	1,976	42,701
Ifil SPA	Diversified Financials	4,786	41,357
Pirelli & Co.	Capital Goods	49,037	50,595
			134,653
Japan – 24.0%
Alps Electric Co Ltd	Technology Hardware & Equipment	458	4,809
Amada Co Ltd	Capital Goods	1,584	16,971
Central Japan Railway Co	Transportation	1	10,665
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	5,477	85,669
Denso Corporation	Automobiles & Components	709	28,369
DENTSU Inc	Media	1	2,976
Fuji Film Holdings Corp	Consumer Durables & Apparel	1,525	62,785
Fujikura Ltd	Capital Goods	1,629	14,195
Honda Motor Co Ltd	Automobiles & Components	1,976	77,596
Joyo Bank Ltd/the	Banks	2,781	16,531
Kawasaki Kisen Kaisha Ltd	Transportation	5,454	47,073
Konica Minolta Holdings Inc (a)	Technology Hardware & Equipment	3,087	42,007
Kyocera Corporation	Technology Hardware & Equipment	58	5,318
Mediceo Paltac Holding Co	Health Care Equipment & Services	2,585	48,405
Mitsui Chemicals Inc	Materials	919	7,408
Mitsui Trust Holding Inc	Banks	1,513	16,523
Nippon Paper Group Inc	Materials	2	7,589
Nippon Telegraph & Telephone	Telecommunication Services	18	89,582
Nisshin Seifun Group Inc	Food & Beverage	5,642	58,025
Nisshinbo Industries Inc	Consumer Durables & Apparel	2,638	29,267
NTT Docomo Inc	Telecommunication Services	1	1,521
Pioneer Corporation	Consumer Durables & Apparel	185	2,592
Resona Holdings Inc	Banks	22	60,929
Ricoh Company Limited	Technology Hardware & Equipment	2,388	51,922
SBI Holdings Inc	Diversified Financials	34	13,141
Seiko Epson Corp	Technology Hardware & Equipment	1,643	44,281

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Japan (continued)
Tokyo Steel Mfg Co Ltd	Materials	2,483	$36,847
Toppan Printing Company Ltd	Commercial Services & Supplies	5,622	60,329
Toyo Seikan Kaisha Limited	Materials	1,776	32,081
			975,406
Netherlands – 4.4%
Arcelor Mittal	Materials	666	30,879
Fugro NV-CVA	Energy	397	18,799
ING Groep NV-CVA	Diversified Financials	1,187	51,748
Koninkijke KPN NV	Telecommunication Services	1,114	15,996
Koninklijke DSM NV	Materials	449	22,195
SNS Reaal	Insurance	732	16,123
Unilever NV-CVA	Food & Beverage	890	23,616
			179,356
New Zealand – 0.2%
Contact Energy Ltd	Utilities	697	4,130
Vector Ltd	Utilities	2,571	4,753
			8,883
Norway – 2.4%
Bergesen Worldwide Gas ASA	Energy	750	9,011
Fred Olsen Energy ASA (a)	Energy	259	11,455
Statoil ASA	Energy	2,915	77,492
			97,958
Philippines – 0.2%
Globe Telecom Inc	Telecommunication Services	248	7,303
			7,303
Singapore – 0.4%
DBS Group Holdings Ltd.	Banks	519	7,431
Jardine Cycle & Carriage Ltd	Retailing	670	6,148
United Overseas Bank	Banks	380	4,674
			18,253
South Korea – 2.0%
GS Holdings Corp	Energy	596	19,687
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	180	5,975
Industrial Bank Of Korea	Banks	407	7,500
Korea Zinc Co Ltd	Materials	95	8,425
Korea Telecom Corp	Telecommunication Services	273	12,439
KT Freetel	Telecommunication Services	152	3,972
LG Corp	Capital Goods	494	15,033
Pacific Corp	Household & Personal Products	56	8,922
			81,953

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
Spain – 1.1%
Ac.Acerinox	Materials	1,014	$27,591
Corporacion Financiera Alba	Diversified Financials	135	9,341
Sacyr Vallehermoso SA	Capital Goods	124	7,493
			44,425
Sweden – 4.0%
Boliden AB	Materials	307	7,116
Electrolux AB-Ser B (a)	Consumer Durables & Apparel	1,483	27,989
Industrivarden AB-C shares	Diversified Financials	1,094	42,001
Investor AB-B shares	Diversified Financials	974	23,485
Scania AB-B shares	Capital Goods	845	60,396
			160,987
Switzerland – 3.2%
Baloise Holding -R	Insurance	208	20,987
Geberit AG-Reg	Capital Goods	11	18,521
Roche Holding AG	Pharma, Biotech & Life Sciences	239	44,762
Swiss Re-reg	Insurance	269	22,291
Swisscom AG-Reg	Telecommunication Services	62	23,080
			129,641
Taiwan – 0.4%
China Steel Corp	Materials	8,068	8,331
Powerchip Semiconductor Corp	Semiconductors & Semiconductor Equipment	2,752	1,759
Pro Mos Technologies Inc (a)	Semiconductors & Semiconductor Equipment	17,903	6,905
			16,995
United Kingdom – 18.6%
3i Group PLC	Diversified Financials	3,143	64,905
Arriva PLC	Transportation	472	6,643
Aviva PLC	Insurance	4,200	67,495
Bellway PLC	Consumer Durables & Apparel	432	11,923
BG Group PLC	Energy	502	6,569
BT Group PLC	Telecommunication Services	1,791	10,727
Firstgroup PLC	Transportation	1,446	15,412
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	1,573	42,028
HBOS PLC	Banks	2,967	64,523
Kelda Group PLC	Utilities	1,280	23,376
Legal & General Group PLCE	Insurance	608	1,842
National Grid PLC	Utilities	1,883	28,307
Next PLC	Retailing	719	27,486
Resolution PLC	Insurance	915	11,677
Royal Bank Of Scotland Group	Banks	2,302	92,146
Scottish Power PLC	Utilities	2,021	29,551
Severn Trent PLC	Utilities	3,219	89,157
Standard Life PLC (a)	Insurance	11,127	64,033
Taylor Woodrow PLC	Consumer Durables & Apparel	2,040	16,252
The Berkeley Grp Holdings	Consumer Durables & Apparel	568	16,666
Trinity Mirror PLC	Media	1,929	18,048

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST / PORTFOLIO OF INVESTMENTS (CONTINUED)

JANUARY 31, 2007 (UNAUDITED)

COUNTRY/ SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (continued)
Vodafone Group PLC	Telecommunication Services	713	$2,066
Whitbread PLC (a)	Consumer Services	321	10,185
Wimpey (George) PLC	Consumer Durables & Apparel	3,404	35,847
			756,864
Total Investments — 97.6% (cost $3,949,906) (b)			3,971,230
Other Assets, less liabilities — 2.4%			97,842
Net Assets — 100.0%			$4,069,072

______________

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $3,950,076. The aggregate gross unrealized appreciation is $87,015 and the aggregate gross unrealized depreciation is $65,861, resulting in net unrealized appreciation of $21,154.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL TRUST

EXPENSE EXAMPLE

As a shareholder of Domini Social Trust, you incur two types of costs:

•	Transaction costs
•	Ongoing costs, including management fees and other Trust expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2006, and held through January 31, 2007.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•	Divide your account value by $1,000.
•	Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.
•	The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2006	Ending Account Value as of 1/31/2007	Expenses Paid During Period 8/1/2006 — 1/31/2007
Domini Social Equity Trust	Actual Expenses	$1,000.00	$1,158.40	$1.47[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,023.84	$1.38[1]
Domini European Social Equity Trust	Actual Expenses	$1,000.00	$1,220.20	$4.87[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.82	$4.43[2]
Domini PacAsia Social Equity Trust	Actual Expenses	$1,000.00	$1,022.49	$7.70[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.59	$7.68[3]
Domini EuroPacific Social Equity Trust	Actual Expenses	$1,000.00	$1,032.71	$7.69[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.64	$7.63[4]

[1]	Expenses are equal to the Trust’s annualized expense ratio of 0.27%, multiplied by average account value over the period, multiplied by 184, and divided by 365.
[2]	Expenses are equal to the Trust’s annualized expense ratio of 0.87%, multiplied by average account value over the period, multiplied by 184, and divided by 365.
[3]	Expenses are equal to the Trust’s annualized expense ratio of 1.51%, multiplied by average account value over the period, multiplied by 184, and divided by 365.
[4]	Expenses are equal to the Trust’s annualized expense ratio of 1.50%, multiplied by average account value over the period, multiplied by 184, and divided by 365.

22 Domini Social Trust — Expense Example

FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)

ASSETS:
Investments at cost
Investments at value
Cash
Foreign currency
Receivable for securities sold
Dividend and tax reclaim receivables
Total assets
LIABILITIES:
Payable for securities purchased
Management fee payable
Other accrued expenses
Total liabilities
NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS

	Domini Social Equity Trust	Domini European Social Equity Trust	Domini PacAsia Social Equity Trust	Domini EuroPacific Social Equity Trust
ASSETS:
Investments at cost	$1,215,349,476	$91,005,011	$10,970,083	$3,949,906
Investments at value	$1,368,997,248	$108,006,023	$11,048,060	$3,971,230
Cash	5,260,036	2,944,193	437,591	176,038
Foreign currency	—	27,265	665	348
Receivable for securities sold	69,541,040	—	500	13,548
Dividend and tax reclaim receivables	1,359,483	99,733	50	65
Total assets	1,445,157,807	111,077,214	11,486,866	4,161,229
LIABILITIES:
Payable for securities purchased	65,571,306	85	130,147	89,825
Management fee payable	349,007	68,525	6,083	2,315
Other accrued expenses	47,128	1,256	32	17
Total liabilities	65,967,441	69,866	136,262	92,157
NET ASSETS APPLICABLE TO INVESTORS’ BENEFICIAL INTERESTS	$1,379,190,366	$111,007,348	$11,350,604	$4,069,072

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

STATEMENTS OF OPERATIONS

INVESTMENT INCOME:
Dividends (net of foreign taxes of $0, $32,059, $0 and $539, respectively)
EXPENSES:
Management fee
Custody fees
Professional fees
Trustees fees
Miscellaneous
Total expenses
Fees paid indirectly
Fees waived
Net expenses
NET INVESTMENT INCOME (LOSS)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS) FROM:
Investments
Foreign currency
Net realized gain (loss)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments
Translation of assets and liabilities in foreign currencies
Net change in unrealized appreciation (depreciation)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

	Domini Social Equity Trust	Domini European Social Equit Trust	Domini PacAsia Social Equity Trust	Domini EuroPacific Social Equity Trust
	FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)
INVESTMENT INCOME:
Dividends (net of foreign taxes of $0, $32,059, $0 and $539, respectively)	$12,766,080	$496,957	$50	$5,370
EXPENSES:
Management fee	1,668,808	312,583	6,853	2,605
Custody fees	215,308	76,386	19,016	19,152
Professional fees	76,926	1,639	500	500
Trustees fees	27,219	1,518	—	—
Miscellaneous	27,189	598	932	918
Total expenses	2,015,450	392,724	27,301	23,174
Fees paid indirectly	(120,919)	(37,148)	(6,864)	(2,581)
Fees waived	(83,266)	(31,692)	(13,552)	(17,970)
Net expenses	1,811,265	323,884	6,885	2,623
NET INVESTMENT INCOME (LOSS)	10,954,815	173,073	(6,835)	2,747
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS) FROM:
Investments	325,596,363	2,740,471	(40,613)	(13,643)
Foreign currency	—	(38,375)	21,909	9,190
Net realized gain (loss)	325,596,363	2,702,096	(18,704)	(4,453)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(127,833,159)	13,329,116	77,977	21,324
Translation of assets and liabilities in foreign currencies	—	(4,519)	(380)	(415)
Net change in unrealized appreciation (depreciation)	(127,833,159)	13,324,597	77,597	20,909
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY	197,763,204	16,026,693	58,893	16,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,718,019	$16,199,766	$52,058	$19,203

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Domini Social Equity Trust
	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	YEAR ENDED JULY 31, 2006
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$10,954,815	$22,399,802
Net realized gain (loss)	325,596,363	(38,712,595)
Net change in unrealized appreciation (depreciation)	(127,833,159)	38,008,922
Net Increase (Decrease) in Net Assets Resulting from Operations	208,718,019	21,696,129
TRANSACTIONS IN INVESTORS’ BENEFICIAL INTEREST:
Additions	13,636,418	245,457,285
Reductions	(250,784,957)	(471,501,091)
Net Increase (Decrease) in Net Assets from Transactions in Investors’ Beneficial Interests	(237,148,539)	(226,043,806)
Total (Decrease) Increase in Net Assets	(28,430,520)	(204,347,677)
NET ASSETS:
Beginning of period	1,407,620,886	1,611,968,563
End of period	$1,379,190,366	$1,407,620,886

	Domini European Social Equity Trust		Domini PacAsia Social Equity Trust	Domini EuroPacific Social Equity Trust
	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)	FOR THE PERIOD OCTOBER 3, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JULY 31, 2006	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$173,073	$976,092	$(6,835)	$2,747
Net realized gain (loss)	2,702,096	1,574,769	(18,704)	(4,453)
Net change in unrealized appreciation (depreciation)	13,324,597	3,677,012	77,597	20,909
Net Increase (Decrease) in Net Assets Resulting from Operations	16,199,766	6,227,873	52,058	19,203
TRANSACTIONS IN INVESTORS’ BENEFICIAL INTEREST:
Additions	42,196,906	51,295,957	11,298,807	4,493,690
Reductions	(3,322,208)	(1,590,946)	(261)	(443,821)
Net Increase (Decrease) in Net Assets from Transactions in Investors’ Beneficial Interests	38,874,698	49,705,011	11,298,546	4,049,869
Total (Decrease) Increase in Net Assets	55,074,464	55,932,884	11,350,604	4,069,072
NET ASSETS:
Beginning of period	55,932,884	—	—	—
End of period	$111,007,348	$55,932,884	$11,350,604	$4,069,072

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

DOMINI SOCIAL EQUITY TRUST

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)		YEAR ENDED JULY 31,
			2006		2005		2004		2003		2002
Net assets (in millions)	$1,379		$1,408		$1,612		$1,527		$1,318		$1,239
Total return	15.84%		1.46%		11.48%		12.01%		12.13%		(22.71%)
Ratio of net investment income (loss) to average net assets (annualized)	1.53%		1.48%		1.92%		1.25%		1.32%		1.02%
Ratio of expenses to average net assets (annualized)	0.27	%(1)(2)	0.22	%(2)	0.23	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)
Portfolio turnover rate	82%		12%		9%		8%		8%		13%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the six months ended January 31, 2007 and 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.28% for the six months ended January 31, 2007 and 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.25% for the six months ended January 31, 2007, and 0.21%, 0.22%, 0.24%, 0.23%, and 0.22% for the years ended July 31, 2006, 2005, 2004, 2003, and 2002, respectively.

DOMINI EUROPEAN SOCIAL EQUITY TRUST

	SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)		FOR THE PERIOD OCTOBER 3, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JULY 31, 2006
Net assets (in millions)	$111		$56
Total return		22.02%	25.96	%*
Ratio of net investment income to average net assets (annualized)		0.42%	3.92%
Ratio of expenses to average net assets (annualized)	0.87	%(1)(2)	0.88	%(1)(2)
Portfolio turnover rate		37%	69	%*

*	Not annualized.
(1)

Reflects a fee waiver by the Manager of 0.08% for the six months ended January 31, 2007 and 0.47% for the period ended July 31, 2006. Had the Manager not waived its fee, the ratio of expenses to average net assets would have been 0.95% for the six months ended January 31, 2007 and 1.35% for the period ended July 31, 2006.

(2)

Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratios would have been 0.78% for the six months ended January 31, 2007 and 0.77% for the period ended July 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

DOMINI PACASIA SOCIAL EQUITY TRUST

	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)
Net assets (in millions)	$11
Total return	0.44	%*
Ratio of net investment loss to average net assets (annualized)	(0.75%)
Ratio of expenses to average net assets (annualized)	1.51	%(1)(2)
Portfolio turnover rate	0.4	%*

*	Not annualized.
(1)

Reflects an expense reimbursement and fee waiver of 1.48% for the period ended January 31, 2007. Had the Manager not waived its fee, the ratio of expenses to average net assets would have been 2.99% for the period ended January 31, 2007.

(2)	Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratio would have been 0.75% for the period ended January 31, 2007.

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

	FOR THE PERIOD DECEMBER 27, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH JANUARY 31, 2007 (UNAUDITED)
Net assets (in millions)	$4
Total return	0.64	%*
Ratio of net investment income to average net assets (annualized)	0.79%
Ratio of expenses to average net assets (annualized)	1.50	%(1)(2)
Portfolio turnover rate	13	%*

*	Not annualized.
(1)

Reflects an expense reimbursement and fee waiver by the Manager of 5.17% for the period ended January 31, 2007. Had the Manager not waived its fee, the ratio of expenses to average net assets would have been 6.67% for the period ended January 31, 2007.

(2)	Ratio of expenses to average net assets does not include indirectly paid expenses. Including indirectly paid expenses, the expense ratio would have been 0.76% for the period ended January 31, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY TRUST

DOMINI EUROPEAN SOCIAL EQUITY TRUST

DOMINI PACASIA SOCIAL EQUITY TRUST

DOMINI EUROPACIFIC SOCIAL EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust (formerly Domini Social Index Portfolio) was organized as a trust under the laws of the State of New York on June 7, 1989 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust and Domini EuroPacific Social Equity Trust (each a “Trust” and collectively the “Trusts”). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini EuroPacific Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair

Notes to Financial Statements	33

value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Trusts. For its services under the Management Agreements, Domini receives from each Trust a fee accrued daily and paid monthly at the annual rate below of the respective Trusts’ average daily net assets before any fee waivers:

Domini Social Equity Trust	0.20% of the first $2 billion of net assets managed,
(prior to November 30, 2006)	0.19% of the next $500 million of net assets managed, and
0.18% of net assets managed in excess of $2.5 billion

Domini Social Equity Trust	0.30% of the first $2 billion of net assets managed,
(effective November 30, 2006)	0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini European Social Equity Trust,	0.75% of the first $250 million of net assets managed,
Domini PacAsia Social Equity Trust, and	0.70% of the next $250 million of net assets managed, and
Domini EuroPacific Social Equity Trust	0.65% of net assets managed in excess of $500 million

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Trusts on a day-to-day basis pursuant to Submanagement Agreements with Domini. Domini pays Wellington from its management fees. Prior to November 30, 2006, SSgA Funds Management, Inc. provided these services to Domini Social Equity Trust.

34	Notes to Financial Statements

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, were as follows:

	PURCHASES	SALES
Domini Social Equity Trust	$1,155,775,902	$1,386,728,695
Domini European Social Equity Trust	67,248,582	30,425,476
Domini PacAsia Social Equity Trust	10,992,085	23,367
Domini EuroPacific Social Equity Trust	4,208,310	263,729

Per the Trusts’ arrangement with Investors Bank & Trust (“IBT”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Trusts’ expenses. For the period ended January 31, 2007, custody fees of the Trusts, under these arrangements, were reduced by $120,919, $37,148, $6,864 and $2,581 for the Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust and Domini EuroPacific Social Equity Trust, respectively.

Notes to Financial Statements	35

BOARD OF TRUSTEES’ CONSIDERATION OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Domini Social Investments LLC (“Domini”) manages the assets of the Domini Social Equity Trust pursuant to a management agreement with the Domini Social Trust.

Domini manages the assets of the Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini EuroPacific Social Equity Trust pursuant to a management agreement with the Domini Social Trust.

Domini has entered into separate submanagement agreements with Wellington Management Company LLP (“Wellington Management”) for the Equity Trust, European Trust, PacAsia Trust, and EuroPacific Trust, each a series of the Domini Social Trust.

Domini manages the assets of the Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini EuroPacific Social Equity Fund, pursuant to a management agreement with the Domini Social Investment Trust.

Domini manages the assets of the Domini Social Bond Fund, a series of the Domini Social Investment Trust, pursuant to a management agreement and has entered into a submanagement agreement with respect to the Bond Fund, as amended, with Seix Advisors.

Domini manages the assets of the Domini European Social Equity Portfolio, Domini PacAsia Social Equity Portfolio, and Domini EuroPacific Social Equity Portfolio, pursuant to a management agreement with the Domini Advisor Trust.

Each of the European Social Equity Fund and the European Social Equity Portfolio invests substantially all of its assets in the European Social Equity Trust. Each of the PacAsia Social Equity Fund and the PacAsia Social Equity Portfolio invests substantially all of its assets in the PacAsia Social Equity Trust. Each of the EuroPacific Social Equity Fund and the EuroPacific Social Equity Portfolio invests substantially all of its assets in the EuroPacific Social Equity Trust. Each of the European Social Equity Fund, European Social Equity Portfolio, and European Social Equity Trust is referred to as a “European Fund.” Each of the PacAsia Social Equity Fund, PacAsia Social Equity Portfolio, and PacAsia Social Equity Trust is referred to as a “PacAsia Fund.” Each of the EuroPacific Social Equity Fund, EuroPacific Social Equity Portfolio, and EuroPacific Social Equity Trust is referred to as a “EuroPacific Fund.” The PacAsia Funds and the EuroPacific Funds are referred to as the “Foreign Funds.”

A discussion of the Board of Trustees’, including all of the independent Trustees’, considerations and determinations with respect to the management and submanagement agreements for the Equity Trust and

Bond Fund is included in its Annual Report for the period ended July 31, 2006. A discussion of the Board of Trustees’, including all of the independent Trustees’, considerations and determinations with respect to the management and submanagement agreements for the European Funds is included in its Semi-Annual Report for the period ended January 31, 2006.

At a meeting held on July 28, 2006, the Trustees approved (i) the management agreements with Domini with respect to the PacAsia Funds and the EuroPacific Funds, and (ii) the submanagement agreements with Wellington Management for the PacAsia Social Equity Trust and the EuroPacific Social Equity Trust. At a meeting held on October 27, 2006, the Trustees approved an amendment to the management agreement with Domini for the European Social Equity Trust that added breakpoints to the management fee schedule.

In connection with the agreements for the Foreign Funds, the Trustees reviewed extensive information provided by Domini and Wellington Management, primarily elicited through questionnaires regarding, among other things: the nature and quality of services provided; legal, regulatory, and compliance matters; the fees to be paid to Domini; the fees to be paid by Domini to Wellington Management; comparable fees paid by other funds; and certain other information.

In reaching their determination to approve the agreements for the Foreign Funds, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. The Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors considered and the conclusions reached are described below.

PACASIA FUNDS

In reviewing the agreements with respect to the PacAsia Funds, the Trustees considered that Domini would be the manager for each of the PacAsia Funds and that Wellington Management would be the submanager for the PacAsia Social Equity Trust.

Nature, Quality, and Extent of Services Provided. The Trustees considered the terms of the management agreements for the PacAsia Funds and noted that pursuant to the management agreements, Domini, subject to the direction of the Board, will be responsible for providing advice and guidance with respect to each PacAsia Fund and for managing the investment of the assets of the PacAsia Social Equity Trust, which it will do by engaging and overseeing the activities of Wellington Management. They considered that under the management agreements, Domini would be responsible for applying social and environmental standards to a universe of securities.

The Trustees considered the scope and quality of the services to be provided by Domini and Wellington Management under the management and submanagement agreements, such as the provision of the day-to-day portfolio management of the PacAsia Social Equity Trust, including making purchases and sales of socially screened portfolio securities consistent with the Trust’s investment objective and policies. They considered the professional experience, tenure, and qualifications of each of the portfolio management teams proposed and the other senior personnel at Domini and Wellington Management. They also considered Domini’s capabilities and experience in the development and application of social and environmental standards and its reputation and leadership in the socially responsible investment community. They considered the quality of the administrative services Domini provided to the other Domini Funds. In addition, they considered the compliance policies, procedures, and record of Domini and Wellington Management. After requesting and reviewing such information as they deemed necessary and after meetings conducted by the independent Trustees without management being present, the Trustees concluded that Domini and Wellington Management had the necessary capabilities, resources, and personnel.

Investment Results. The Trustees reviewed information provided to them by Domini regarding the investment returns of the European Funds since inception and for the 6-month period ended June 30, 2006. They considered the performance of the MSCI Europe Index for the same period and noted that that the PacAsia Social Equity Trust would use a similar investment approach as the European Social Equity Trust. The Trustees reviewed information regarding the performance of Wellington Management’s international quantitative equity model for the 1-year period ended June 30, 2006, and since inception. They compared those returns to the returns of the MSCI EAFE Index, and other relevant benchmarks for the same periods. Taking into account the differences between the investment objectives and strategies of the PacAsia Funds from those of the European Funds and international quantitative equity model, the Trustees concluded the performance of the European Funds and the quantitative model were acceptable when compared to the relevant benchmarks.

Fees and Other Expenses. The Trustees considered the management and submanagement fees to be paid to Domini and Wellington Management with respect to the PacAsia Funds. The Trustees considered the fees that each of Domini and Wellington Management charges its other clients with similar investment objectives. The Trustees considered that Domini (and not the PacAsia Social Equity Trust) will pay Wellington Management from its advisory fee. The Trustees considered that the subadvisory fees Wellington Management would receive with respect to the PacAsia Social Equity Trust were within the general range of the fees it receives with respect to the management of the assets of its other clients. After reviewing the expected total expense ratios of each of the PacAsia Funds and those of similar funds, taking into account the agreed-upon fee waivers, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the compensation proposed to be paid, the Trustees concluded that the proposed management and submanagement fees with respect to the PacAsia Funds were satisfactory.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Domini concerning the expected costs to be borne by and estimated profitability of Domini with respect to the services to be provided, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees concluded that they were satisfied that Domini’s expected level of profitability with respect to the management agreements related to the PacAsia Funds was reasonable in view of the nature, quality, and extent of services to be provided.

The Trustees did not, however, receive information regarding the estimated costs to Wellington Management of the services proposed to be provided by it to the PacAsia Social Equity Trust or the estimated profits that may be realized by Wellington Management from its submanagement relationship with such Trust. The Trustees considered that it would be difficult for Wellington Management to estimate such costs and profits given that Wellington Management had not yet provided submanagement services to the Trust. The Trustees also noted that it would be appropriate to request and review such information when they considered the continuation of the submanagement agreement.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Domini as assets grew and the extent to which economies of scale were reflected in the proposed fee schedules. The Trustees noted that fee schedules containing breakpoints were proposed for the management agreements, and also considered the fee waivers proposed by Domini. They concluded that breakpoints were an effective way to share economies of scale with shareholders and that this was a positive factor in support of approval of the management agreements.

Other Benefits. The Trustees considered the other benefits that Domini, Wellington Management, and their respective affiliates could be expected to receive in connection with the management and submanagement agreements. The Trustees reviewed the character and amount of payments received by Domini and its affiliates in connection with the Domini Funds. The Trustees considered that Domini’s profitability would be lower if the benefits related to distribution fees and sales charges were not received. The Trustees considered the brokerage practices of Domini and Wellington Management, including Wellington’s use of soft dollars. The Trustees also considered the intangible benefits that would continue to accrue to Domini, Wellington Management, and each of their respective affiliates by virtue of their relationship with the Domini Funds. The Trustees concluded that the benefits expected to be received by Domini, Wellington Management, and their respective affiliates were reasonable and supported the approval of the management and submanagement agreements.

EUROPACIFIC FUNDS

In reviewing the management and submanagement agreements for the EuroPacific Funds, the Trustees considered that Domini would be the manager for the EuroPacific Funds and that Wellington Management would be the submanager for the EuroPacific Social Equity Trust.

The EuroPacific Funds are a party to the same management agreements as the PacAsia Funds. Additionally, the terms of the submanagement agreement with Wellington Management for the EuroPacific Social Equity Trust are the same as the submanagement agreement with Wellington Management for the PacAsia Social Equity Trust. For a discussion regarding the Nature, Quality, and Extent of Services Provided, Fees and Other Expenses, Costs of Services Provided and Profitability, Investment Results, Economies of Scale, and Other Benefits considered by the Board and the Board’s conclusions in connection with the management and submanagement agreements for the EuroPacific Funds, please see “PacAsia Funds” above.

EUROPEAN TRUST

In considering an amendment to the management agreement for the European Social Equity Trust, the Trustees noted that the only proposed change to the management agreement was to add breakpoints to the fee schedule for the Trust. The Trustees considered that Domini would continue to pay Wellington Management from its advisory fee and that Domini’s expense cap would continue. The Trustees concluded that breakpoints were an effective way to share economies of scale with the holders of beneficial interests in the European Social Equity Trust and that this was a positive factor in support of the proposed amendment.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

Item 2.

Code of Ethics.

(a)

Not applicable to a semi-annual report.

(c)

Not applicable.

(d)

Not applicable.

Item 3.

Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.

Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.

Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.

Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.

Controls and Procedures.

(a)

Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness.  Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.

Exhibits.

(a)(1)

Not applicable to a semi-annual report.

(a)(2)

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)

Not applicable to the registrant.

(b)

A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the securities Exchange Act of 1934, and Section 1350 of chaper 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini
President

Date: April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini
President (Principal Executive Officer)

Date: April 5, 2007

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 5, 2007